UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21043

Pioneer High Income Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742‑7825
Date of fiscal year end: March 31, 2026
Date of reporting period: April 1, 2025 through September 30, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer High Income Fund, Inc.
Semi-Annual Report | September 30, 2025
Stockholders of Pioneer High Income Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Since August 20, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 10). The Fund’s NYSE ticker symbol was PHT.

visit us: www.pioneerinvestments.com

Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/251

Portfolio Summary  |  9/30/25*
Portfolio Diversification

(As a percentage of total investments)**
10 Largest Holdings

(As a percentage of total investments)**
1.	Sector Re V, 12/1/29 (144A)	24.64%
2.	Thopas Re 2025, 12/31/30	14.25
3.	Bantry Re 2025, 12/31/30	13.50
4.	Berwick Re 2025, 12/31/30	13.46
5.	Grupo Aeromexico SAB de CV	12.98
6.	Gullane Re 2025, 12/31/30	12.40
7.	Russian Government International Bond, 7.50%, 3/31/30	3.35
8.	Epsom Re 2025, 12/31/30	3.26
9.	Gleneagles Re 2022, 12/31/27	1.17
10.	Sector Re V, 12/1/28 (144A)	0.47
*    The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10). Information shown in the Portfolio Summary reflects remaining investments held by the Fund at September 30, 2025.
**  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†  Amount rounds to less than 0.1%.
2Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

Schedule of Investments  |  9/30/25*
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 93.5%
	Common Stocks — 9.6% of Net Assets
	Commercial Services & Supplies — 0.0%
251,944(a)+	Atento Luxco 1 S.A.	$ —
	Total Commercial Services & Supplies	$—

	Oil, Gas & Consumable Fuels — 0.0%†
8,027(a)	Petroquest Energy, Inc.	$ 1,043
	Total Oil, Gas & Consumable Fuels	$1,043

	Passenger Airlines — 9.6%
57,203(a)	Grupo Aeromexico SAB de CV	$ 983,916
	Total Passenger Airlines	$983,916

	Total Common Stocks (Cost $1,216,464)	$984,959

Principal Amount USD ($)
Convertible Corporate Bonds — 0.1% of Net Assets
Banks — 0.1%
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 9,391
	Total Banks	$9,391

	Total Convertible Corporate Bonds (Cost $103,505)	$9,391

Corporate Bonds — 0.0% of Net Assets
Banks — 0.0%
140,000+	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	$ —
	Total Banks	$—

Diversified Financial Services — 0.0%
1,500,000+	Credito Real S.A.B de CV SOFOM ENR, 9.50%, 2/7/26	$ —
	Total Diversified Financial Services	$—

Pharmaceuticals — 0.0%
579,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	$ —
2,600,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$—

	Total Corporate Bonds (Cost $1,343,921)	$—

The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/253

Schedule of Investments  |  9/30/25*
(unaudited) (continued)
Face Amount USD ($)		Value
	Insurance-Linked Securities — 61.7% of Net Assets#
	Collateralized Reinsurance — 2.4%
	Multiperil – Worldwide — 2.4%
250,000(a)(b)+	Epsom Re 2025, 12/31/30	$ 247,209
	Total Collateralized Reinsurance	$247,209

	Reinsurance Sidecars — 59.3%
	Multiperil – U.S. — 0.0%†
500,000(a)(c)+	Harambee Re 2018, 12/31/25	$ 1,700
600,000(a)(c)+	Harambee Re 2019, 12/31/25	—
		$1,700

	Multiperil – Worldwide — 59.3%
40,466(a)(c)+	Alturas Re 2022-2, 12/31/27	$ 2,808
1,000,000(a)(b)+	Bantry Re 2025, 12/31/30	1,023,008
1,000,000(a)(b)+	Berwick Re 2025, 12/31/30	1,020,000
750,000(a)(b)+	Gleneagles Re 2022, 12/31/27	88,500
1,000,000(a)(b)+	Gullane Re 2025, 12/31/30	940,000
645(a)(b)+	Sector Re V, 12/1/28 (144A)	17,701
1,290(a)(b)+	Sector Re V, 12/1/28 (144A)	35,401
1,500,000(a)(b)+	Sector Re V, 12/1/29 (144A)	1,867,800
1,500,000(a)(c)+	Thopas Re 2022, 12/31/27	—
1,596,147(a)(c)+	Thopas Re 2023, 12/31/28	—
1,596,147(a)(c)+	Thopas Re 2024, 12/31/29	7,821
1,000,000(a)(c)+	Thopas Re 2025, 12/31/30	1,079,700
		$6,082,739

	Total Reinsurance Sidecars	$6,084,439

	Total Insurance-Linked Securities (Cost $5,555,815)	$6,331,648

The accompanying notes are an integral part of these financial statements.
4Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

Principal Amount USD ($)		Value
	Foreign Government Bond — 2.5% of Net Assets
	Russia — 2.5%
382,800(d)#	Russian Government International Bond, 7.500%, 3/31/30	$ 253,914
	Total Russia	$253,914

	Total Foreign Government Bond (Cost $331,183)	$253,914

Shares
	SHORT TERM INVESTMENTS — 19.6% of Net Assets
	Open-End Fund — 19.6%
2,011,594(e)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 2,011,594
		$2,011,594

	TOTAL SHORT TERM INVESTMENTS (Cost $2,011,594)	$2,011,594

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 93.5% (Cost $10,562,482)	$9,591,506
	OTHER ASSETS AND LIABILITIES — 6.5%	$669,468
	net assets — 100.0%	$10,260,974

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $1,920,902, or 18.7% of net assets.
(a)	Non-income producing security.
(b)	Issued as participation notes.
(c)	Issued as preference shares.
(d)	Security is in default.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10). Information shown in the Schedule of Investments reflects remaining investments held by the Fund at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/255

Schedule of Investments  |  9/30/25
(unaudited) (continued)
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1F).
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$2,808
Bantry Re 2025	1/21/2025	909,055	1,023,008
Berwick Re 2025	1/17/2025	910,239	1,020,000
Epsom Re 2025	4/16/2025	205,750	247,209
Gleneagles Re 2022	1/18/2022	289,233	88,500
Gullane Re 2025	1/22/2025	732,855	940,000
Harambee Re 2018	12/19/2017	8,683	1,700
Harambee Re 2019	12/20/2018	—	—
Russian Government International Bond	6/26/2002	331,183	253,914
Sector Re V	12/4/2023	—	17,701
Sector Re V	12/29/2023	—	35,401
Sector Re V	12/31/2024	1,500,000	1,867,800
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	—	7,821
Thopas Re 2025	1/10/2025	1,000,000	1,079,700
Total Restricted Securities			$6,585,562
% of Net assets			64.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
EUR	8,137,500	USD	9,566,553	Goldman Sachs & Co.	10/28/25	$4,060
USD	9,582,346	EUR	8,137,500	State Street Bank & Trust Co.	10/28/25	11,732
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$15,792
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
IDR — Indonesian Rupiah
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended September 30, 2025, aggregated $38,560,066 and $377,727,774, respectively.
The accompanying notes are an integral part of these financial statements.
6Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

At September 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $11,021,361 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,476,105
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,890,168)
Net unrealized depreciation	$(1,414,063)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Services & Supplies	$—	$—	$—*	$—*
All Other Common Stocks	—	984,959	—	984,959
Convertible Corporate Bonds	—	9,391	—	9,391
Corporate Bonds
Banks	—	—	—*	—*
Diversified Financial Services	—	—	—*	—*
Pharmaceuticals	—	—	—*	—*
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	247,209	247,209
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,700	1,700
Multiperil – Worldwide	—	—	6,082,739	6,082,739
Foreign Government Bond	—	253,914	—	253,914
Open-End Fund	2,011,594	—	—	2,011,594
Total Investments in Securities	$2,011,594	$1,248,264	$6,331,648	$9,591,506
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/257

Schedule of Investments  |  9/30/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$15,792	$—	$15,792
Total Other Financial Instruments	$—	$15,792	$—	$15,792
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 3/31/25	$0**	$0**	$7,429,295	$7,429,295
Realized gain (loss)(1)	—	—	(116,225)	(116,225)
Changed in unrealized appreciation (depreciation)(2)	0**	89,745	1,074,739	1,164,484
Return of capital	—	—	(672,976)	(672,976)
Purchases	—	—	205,750	205,750
Sales	—	(296,079)	(1,588,935)	(1,885,014)
Transfers in to Level 3*	—	206,334	—	206,334
Transfers out of Level 3*	—	—	—	—
Balance as of 9/30/25	$0**	$0**	$6,331,648	$6,331,648
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended September 30, 2025, Security valued at $206,334 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2025:	$1,135,429
The accompanying notes are an integral part of these financial statements.
8Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

Statement of Assets and Liabilities  |  9/30/25*
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $10,562,482)	$9,591,506
Cash	243
Foreign currencies, at value (cost $7,267)	7,289
Forwards collateral	30,000
Unrealized appreciation on forward foreign currency exchange contracts	15,792
Receivables —
Investment securities sold	42,001
Dividends	755,340
Interest	19,417
Other assets	57
Total assets	$10,461,645
LIABILITIES:
Payables —
Directors’ fees	$118
Professional fees	54,330
Transfer agent fees	1,112
Reimbursement of costs**	114,884
Administrative expenses	7,999
Accrued expenses	22,228
Total liabilities	$200,671
NET ASSETS:
Paid-in capital	$372,917,739
Distributable earnings (loss)	(362,656,765)
Net assets	$10,260,974
NET ASSET VALUE PER SHARE:
Based on $10,260,974/29,341,635 common shares	$0.35
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/259

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25*
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $(6,172))	$11,028,892
Dividends from unaffiliated issuers (net of foreign taxes withheld $4)	1,108,243
Total Investment Income		$12,137,135
EXPENSES:
Reimbursement of costs**	$879,254
Administrative expenses	73,241
Transfer agent fees	8,614
Stockholder communications expense	3,300
Custodian fees	2,753
Professional fees	50,486
Printing expense	3,370
Officers’ and Directors’ fees	4,921
Insurance expense	1,930
Interest expense	2,280,519
Miscellaneous	2,580
Total expenses		$3,310,968
Net investment income		$8,826,167
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$6,159,599
Forward foreign currency exchange contracts	(1,180,135)
Swap contracts	240,152
Other assets and liabilities denominated in foreign currencies	199,588	$5,419,204
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$754,157
Forward foreign currency exchange contracts	488,538
Swap contracts	(218,511)
Other assets and liabilities denominated in foreign currencies	(2,640)	$1,021,544
Net realized and unrealized gain (loss) on investments		$6,440,748
Net increase in net assets resulting from operations		$15,266,915
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
The accompanying notes are an integral part of these financial statements.
10Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

Statements of Changes in Net Assets*
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25
FROM OPERATIONS:
Net investment income (loss)	$8,826,167	$21,173,568
Net realized gain (loss) on investments	5,419,204	1,166,718
Change in net unrealized appreciation (depreciation) on investments	1,021,544	(2,607,764)
Net increase in net assets resulting from operations	$15,266,915	$19,732,522
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
($8.36 and $0.66 per share, respectively)	$(245,223,155)	$(19,365,479)
Total distributions to common stockholders	$(245,223,155)	$(19,365,479)
Net increase (decrease) in net assets applicable to common stockholders	$(229,956,240)	$367,043
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	$240,217,214	$239,850,171
End of period	$10,260,974	$240,217,214
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10).
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2511

Statement of Cash Flows (unaudited)
FOR THE SIX MONTHS ENDED 9/30/25*
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$15,266,915
Adjustments to reconcile net decrease in net assets resulting from operations to net cash, restricted cash and foreign currencies from operating activities:
Purchases of investment securities	$(46,577,047)
Proceeds from disposition and maturity of investment securities	379,884,356
Net sales of short term investments	7,086,377
Net accretion and amortization of discount/premium on investment securities	(489,876)
Net realized loss on investments in unaffiliated issuers	(6,159,599)
Change in unrealized appreciation on investments in unaffiliated issuers	(754,157)
Change in unrealized appreciation on forward foreign currency exchange contracts	(488,538)
Change in unrealized depreciation on other assets and liabilities denominated in foreign currencies	2,640
Changes in unrealized depreciation on swaps contracts	218,511
Increase in dividends receivable	(728,442)
Decrease in interest receivable	6,327,045
Decrease in other assets	55
Increase in management fees payable	45,822
Decrease in directors’ fees payable	(99)
Increase in transfer agent fees payable	1,112
Increase in administrative expenses payable	5,812
Proceeds from swap contracts	(76,655)
Increase in professional fee payable	54,330
Decrease in accrued expenses payable	(129,284)
Net cash, restricted cash and foreign currencies from operating activities	$353,489,278
Cash Flows Used In Financing Activities:
Borrowings repaid	(108,500,000)
Decrease in interest expense payable	(514,400)
Distributions to stockholders	(245,223,155)
Net cash flows used in financing activities	$(354,237,555)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$(2,640)
NET INCREASE (DECREASE) IN CASH	$(750,917)
Cash, Restricted Cash and Foreign Currencies:
Beginning of period**	$788,449
End of period**	$37,532
Cash Flow Information:
Cash paid for interest	$2,794,919
The accompanying notes are an integral part of these financial statements
12Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

	Six Months Ended 9/30/25	Year Ended 3/31/25
Cash	$243	$7,384
Foreign currencies, at value	7,289	781,065
Restricted cash	30,000	—
Total cash, restricted cash and foreign currencies shown in the Statement of Cash Flows	$37,532	$788,449
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10).
**  The table above provides a reconciliation of cash, restricted cash and foreign currencies reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
The accompanying notes are an integral part of these financial statements
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2513

Financial Highlights*
	Six Months Ended 9/30/25 (unaudited)	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Per Share Operating Performance
Net asset value, beginning of period	$8.19	$8.17	$7.60	$8.93	$9.57	$7.25
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$0.30	$0.72	$0.70	$0.69	$0.80	$0.80
Net realized and unrealized gain (loss) on investments	0.22	(0.04)	0.53	(1.29)	(0.61)	2.36
Net increase (decrease) from investment operations	$0.52	$0.68	$1.23	$(0.60)	$0.19	$3.16
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$(8.36)**	$(0.66)	$(0.66)	$(0.73)**	$(0.83)**	$(0.84)**
Total distributions	$(8.36)	$(0.66)	$(0.66)	$(0.73)	$(0.83)	$(0.84)
Net increase (decrease) in net asset value	$(7.84)	$0.02	$0.57	$(1.33)	$(0.64)	$2.32
Net asset value, end of period	$0.35	$8.19	$8.17	$7.60	$8.93	$9.57
Market value, end of period	$0.00	$7.74	$7.66	$6.63	$8.12	$9.37
Total return at net asset value(b)	9.51%(c)	9.11%	18.07%	(5.65)%	1.91%	46.08%
Total return at market value(b)	0.00%	9.98%	26.90%	(9.49)%	(5.35)%	61.52%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(d)	2.79%(e)	3.71%	4.14%	2.88%	1.61%	1.60%
Net investment income available to stockholders	7.43%(e)	8.72%	9.02%	8.86%	8.45%	9.10%
Portfolio turnover rate	16%(c)	38%	29%	24%	38%	50%
Net assets, end of period (in thousands)	$10,261	$240,217	$239,850	$222,901	$261,910	$279,865
Total amount of debt outstanding (in thousands)	$—	$108,500	$108,500	$106,500	$116,500	$123,000
Asset coverage per $1,000 of indebtedness	$—	$3,214	$3,211	$3,093	$3,248	$3,275
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting originally scheduled for July 17, 2025 and adjourned to August 20, 2025 (see Notes to Financial Statements, Note 10).
**	The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the ﬁrst day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reﬂect brokerage commissions. Past performance is not a guarantee of future results.
The accompanying notes are an integral part of these financial statements.
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(c)	Not annualized.
(d)	Includes interest expense of 1.92%, 2.68%, 3.03%, 1.75%, 0.45% and 0.53% respectively.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2515

Notes to Financial Statements  |  9/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on January 30, 2002. Prior to commencing operations on April 26, 2002, the Fund had no operations other than matters relating to its organization and registration as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Since August 20, 2025, the Fund has been operating under a Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (see Note 10).  Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the Fund’s liquidation, the investment objective of the Fund was to provide a high level of current income and the Fund could, as a secondary objective, also seek capital appreciation to the extent that it was consistent with the Fund’s investment objective.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). From April 1, 2025 through August 29, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) served as the Fund’s investment adviser. See Note 2.
During the periods covered by these financial statements, the Fund complied with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
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The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s Adviser acts as the Fund’s Chief Operations Decision Maker (CODM), which assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund's financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2517

prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is converted into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The
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values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2519

B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage backed securities are amortized or accreted in proportion to the monthly paydowns.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the
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Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of September 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2025, the Fund was permitted to carry forward indefinitely $13,950,721 of short-term losses and $118,955,421 of long-term losses.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2025 was as follows:
2025
Distributions paid from:
Ordinary income	$19,365,479
Total	$19,365,479
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2521

The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$4,000,756
Capital loss carryforward	(132,906,142)
Other book/tax temporary differences	(1,613,790)
Net unrealized depreciation	(2,181,349)
Total	$(132,700,525)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on forward foreign currency exchange contracts and credit default swaps, the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the accrual of income on securities in default, adjustments relating to insurance-linked securities, the premium amortization on callable bonds, and adjustments related to perpetual bonds.
E.	Risks
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment
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will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Prior to the Fund’s liquidation (see Note 10), the Fund invested in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2523

the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Certain securities in which the Fund invested, including floating rate loans, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
The Fund was permitted to invest up to 50% of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to
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achieve. Restricted investments held by the Fund at September 30, 2025 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
The Fund invested in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2525

also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Forward Foreign Currency Exchange Contracts
The Fund entered into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).
During the six months ended September 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended September 30, 2025 was $6,972,164 and $12,887,846 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at September 30, 2025 are listed in the Schedule of Investments.
I.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no
26Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2527

“Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended September 30, 2025 were $0 and $1,166,667, respectively. There were no open credit default swap contracts at September 30, 2025.
J.	Automatic Dividend Reinvestment Plan
Prior to the Fund's liquidation (see Note 10), all stockholders whose shares are registered in their own names automatically participated in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants received all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash.
Whenever the Fund declared dividend on shares payable in cash, participants in the Plan received the equivalent in shares acquired by Equiniti Trust Company, the agent for stockholders in administering the Plan (the “Plan Agent”) either (i) through receipt of additional unissued but authorized shares from the Fund or (ii) by purchase of outstanding shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per share was equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent invested the dividend amount in newly issued shares. The number of newly issued shares credited to each account was determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares were issued, provided that the maximum discount from the then current market price per share on the date of issuance did not exceed 5%. If, on the payment date for any dividend, the net asset value per share was greater than the market value (market discount), the Plan Agent invested the dividend amount in shares acquired in open-market purchases. Each participant paid a pro rata share of brokerage trading fees incurred with respect to the Plan Agent’s open-market purchases. Participating in the Plan did not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year.
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K.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. As of and for the six months ended September 30, 2025, the Fund had restricted cash in the form of forward collateral on the Statement of Assets and Liabilities.
2. Investment Advisory Agreement
The Fund’s investment adviser manages the Fund’s portfolio. Prior to April 1, 2025, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means.
From April 1, 2025 until August 29, 2025, Victory Capital served as the Fund’s investment adviser under an interim investment advisory agreement (the “Interim Advisory Agreement”). Victory Capital was paid its costs incurred in performing its services under the Interim Investment Advisory Agreement.
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Since August 20, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. The Fund entered into a Liquidation Agreement with Victory Capital as of August 29, 2025 in connection with the liquidation of the Fund. Pursuant to the Liquidation Agreement, the Fund shall reimburse Victory Capital for any costs incurred by Victory Capital in connection with the liquidation of the Fund.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2529

Reflected on the Statement of Assets and Liabilities is $114,884 in reimbursement of cost* payable to Victory Capital at September 30, 2025.
*Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement.
Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the six months ended September 30, 2025, are reflected on the Statement of Operations in Administrative expenses.
Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended September 30, 2025 are reflected on the Statement of Operations as Administrative expenses.
3. Compensation of Officers and Directors
The Fund paid an annual fee to its Directors. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2025, the Fund paid $4,921 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’ and Directors’ fees. At September 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Directors’ fees of $118 and a payable for administrative expenses of $7,999, which includes the payable for Officers’ compensation.
30Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

4. Transfer Agent
During the periods covered by these financial statements, Equiniti Trust Company, LLC (“EQ”), formerly known as American Stock Transfer & Trust Company, served as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings, and outgoing phone calls.
5. Master Netting Agreements
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2531

amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Forward collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets of the Fund as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$4,060	$—	$—	$—	$4,060
State Street Bank & Trust Co.	11,732	—	—	—	11,732
Total	$15,792	$—	$—	$—	$15,792

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
6. Additional Disclosures about Derivative Instruments and Hedging Activities
Prior to the Fund's liquidation (see Note 10), the Fund entered into certain derivative contracts. The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from
32Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$15,792	$—	$—
Total Value	$—	$—	$15,792	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$(1,180,135)	$—	$—
Swap contracts	—	240,152	—	—	—
Total Value	$—	$240,152	$(1,180,135)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$488,538	$—	$—
Swap contracts	—	(218,511)	—	—	—
Total Value	$—	$(218,511)	$488,538	$—	$—
7. Unfunded Loan Commitments
Prior to the Fund's liquidation (see Note 10), the Fund entered into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2533

fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of September 30, 2025, the Fund had no unfunded loan commitments outstanding.
8. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized.
Transactions in common shares for the six months ended September 30, 2025 and the year ended March 31, 2025, were as follows:
	9/30/25	3/31/25
Shares outstanding at beginning of period	29,341,635	29,341,635
Shares outstanding at end of period	29,341,635	29,341,635
9. Credit Agreement
Prior to the Fund's liquidation (see Note 10), the Fund was a party to a Revolving Credit Facility (the “Credit Agreement”) agreement with The Bank Of New York Mellon. Loans under the Credit Agreement were offered at a daily rate equal to the overnight bank funding rate plus 1%. There was a maximum commitment amount of $125,000,000 under the Credit Agreement.
At September 30, 2025, the Fund did not have a borrowing outstanding under the Credit Agreement. The interest rate charged at September 30, 2025 was 0.00%. During the six months ended September 30, 2025, the average daily balance was $84,885,246 at an average interest rate of 5.29%. Interest expense of $2,280,519 in connection with the Credit Agreement is included in the Statement of Operations.
Under the Credit Agreement, the Fund was required to fully collateralize its outstanding loan balance as determined by The Bank Of New York Mellon. Pledged assets are denoted on the Schedule of Investments.
The Fund was required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement. Asset coverage is calculated by subtracting the Fund’s total liabilities not including any bank loans and senior securities, from the Fund’s total assets and dividing such amount by the principal amount of the borrowing outstanding.
34Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

10. Plan of Liquidation and Dissolution
Stockholders approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders originally scheduled for July 17, 2025 and adjourned to August 20, 2025. Since August 20, 2025, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on September 26, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund's NYSE ticker symbol was PHT.
A primary liquidating distribution was paid in cash on September 30, 2025 to common stockholders of record on September 25, 2025:
Liquidating Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$7.8990	$0.2380	$8.1375
(*All amounts are expressed per common share.)
The Fund expects to make one or more additional liquidating distributions in connection with the liquidation of the remaining assets of the Fund. The liquidation is generally a taxable event for stockholders that are subject to U.S. federal income tax. Any stockholder that receives a distribution in a liquidation will generally realize capital gain or loss in an amount equal to the difference between the total amount of the liquidation distribution(s) received and the stockholder’s adjusted basis in the Fund shares. Please consult your personal tax advisor with regard to the specific tax consequences of the liquidation.
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2535

Additional Information   |  9/30/25
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer High Income Fund, Inc. was held on August 20, 2025 to approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution as described in the Joint Proxy Statement.
The voting results were as follows:
Fund	Total Votes	Votes For	Votes Against	Votes Abstained
Pioneer High Income Fund, Inc.	16,641,925	14,775,744	1,394,617	471,564
36Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/25

Service Providers
Investment Adviser and Administrator
Victory Capital Management Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
Equiniti Trust Company, LLC
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to stockholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at https://sec.gov
Pioneer High Income Fund, Inc. | Semi-Annual | 9/30/2537

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:

Account Information1-800-710-0935
Or write to EQ:

ForWrite to
General inquiries, lost dividend checks,Equiniti Trust
change of address, lost stock certificates,Company, LLC
stock transferOperations Center
6201 15th Ave.
Brooklyn, NY 11219
Dividend reinvestment plan (DRIP) Equiniti Trust
Company, LLC
Wall Street Station
P.O. Box 922
New York, NY 10269-0560
Websitehttps://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.pioneerinvestments.com.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov

Victory Capital Management Inc.
60 State Street
Boston, MA 02109
vcm.com
© 2025 Victory Capital Management Inc. 19432-SFR-1125

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters o Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the fund fiscal year within a specified dollar limit

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

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(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

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(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

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(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

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(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

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ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

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(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

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ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

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ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

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Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

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ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

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ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

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(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

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(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

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Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Fund, Inc.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date December 5, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date December 5, 2025

*	Print the name and title of each signing officer under his or her signature.